Intangible assets - Goodwill - Disclosure of detailed information about goodwill (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash-generating units information
Goodwill	€ 13,741	€ 12,713	€ 12,471	€ 24,246
Banco Santander (Brasil) S.A.
Cash-generating units information
Goodwill	3,503	3,219	3,109
SAM Investment Holdings Limited
Cash-generating units information
Goodwill	1,444	1,444	1,444
Santander Consumer Germany
Cash-generating units information
Goodwill	1,304	1,304	1,314
Santander Bank Polska
Cash-generating units information
Goodwill	1,075	1,095	1,104
Santander Portugal
Cash-generating units information
Goodwill	1,040	1,040	1,040
Santander US Auto
Cash-generating units information
Goodwill	1,039	979	904
Santander España
Cash-generating units information
Goodwill	998	1,027	1,027
Santander Holdings USA, Inc.
Cash-generating units information
Goodwill	844	643	594
Santander UK
Cash-generating units information
Goodwill	599	633	592
Banco Santander - Chile
Cash-generating units information
Goodwill	548	516	571
Grupo Financiero Santander (México)
Cash-generating units information
Goodwill	469	435	399
Ebury Partners
Cash-generating units information
Goodwill	298	0	0
Santander Consumer Nordics
Cash-generating units information
Goodwill	215	224	216
Other companies
Cash-generating units information
Goodwill	€ 365	€ 154	€ 157